Customer Concentration (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Net Sales	95.73%	82.52%
One Major Customer [Member]
Finite-Lived Intangible Assets [Line Items]
Net Sales	10.00%	10.00%